Employee Benefit Plans and Severance Plan (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension schemes		$ 1.6	$ 1.3	$ 1.0
Employer contribution (percent)		4.00%
Employer contributions		$ 0.3	$ 0.3	$ 0.2
Severance costs	$ 1.2